Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Calculation of the weighted average number of dilutive shares of Common stock
Potentially dilutive shares of Common Stock have been excluded from the calculation of the weighted average number of dilutive shares of Common Stock as follows:

	June 30,
	2013	2012	2011
Common Stock to be issued upon conversion of convertible preferred stock	266,667	176,115	163,000
Outstanding warrants	283,156	572,260	553,012
Outstanding options	231,748	156,477	113,483

Total potentially dilutive shares of Common Stock	781,571	904,852	829,495

Stock-Based Compensation Expense and Issuance of Common Stock for Services Included in Consolidated Statements of Operations
The following table sets forth the total stock-based compensation expense and issuance of Common Stock for services included in the consolidated statements of operations for the fiscal years ended June 30, 2013, 2012 and 2011 and from inception to date.

	Fiscal Year Ended June 30,			Cummulative
	2013	2012	2011	From Inception
General and administrative	$639,828	$721,197	$709,207	$11,234,942
Research and development	84,865	44,807	41,159	1,649,504

Total	$724,693	$766,004	$750,366	$12,884,446

Black-Scholes Option-Pricing Model Assumptions used to Estimate Fair Value of Each Warrant and Option Grant
The Company estimated the fair value of each option grant throughout the year using the Black-Scholes option-pricing model using the following assumptions:

Fiscal Year Ended June 30,
	2013	2012	2011

Risk-free interest rate (1)	0.3-0.8%	0.4-1.9%	1.3-2.9%
Expected volatility	67-102%	78-105%	103-104%
Dividend yield	None	None	None
Expected life (2)	2.5 - 10.0	2.5 - 10.0	5.0 - 10.0

(1)   Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the option term.
(2)   Expected life for employee based stock options was estimated using the “simplified” method, as allowed under the provisions of the Securities and Exchange Commission Staff Accounting Bulletin No. 110.